Current and long-term debt - Convertible senior notes due 2025 (Details)										1 Months Ended					4 Months Ended	12 Months Ended
	Dec. 01, 2022 USD ($)	Nov. 17, 2022	Aug. 11, 2022	May 20, 2022	Mar. 02, 2022	Dec. 03, 2021	Sep. 09, 2021	May 21, 2021	Mar. 02, 2021	Dec. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	May 31, 2022 USD ($)	May 31, 2021	May 31, 2020	Jun. 30, 2021 USD ($) tradingDay	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2021 USD ($) $ / shares
Disclosure of detailed information about borrowings [line items]
Average price per note											$ 1,145	$ 1,158.94
Repurchase / repayment of convertible notes																$ (83,968,000)	$ 0	$ (46,737,000)
Borrowings										$ 1,436,224,000						1,436,224,000	2,541,678,000
Interest expense on borrowings																137,123,000	115,983,000	132,423,000
Non-cash accretion																12,718,000	13,265,000	$ 8,413,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings										$ 1,948,592,000						$ 1,948,592,000	3,145,623,000
Convertible Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued															$ 19,400,000				$ 62,100,000
Borrowings, issue price, percentage of par											107.00%	106.00%
Borrowings, initial carrying value of liability component															60,800,000				132,900,000
Carrying amount of equity component															$ 2,400,000				$ 5,300,000
Borrowings interest rate										3.00%					3.00%	3.00%			3.00%
Repurchase of notes, face amount											$ 1,500,000	$ 10,800,000
Principal amount											1,000	1,000							$ 1,000
Repurchase / repayment of convertible notes											1,700,000	12,600,000
Reduction of liability - convertible note												$ 12,800,000
Reduction of equity component - convertible notes											$ 2,000,000
Gain (loss) on repurchase of convertible notes																$ 500,000
Per share volume-weighted average price of our common shares equals or exceeds % of the conversion pric															125.40%
Dividends paid, ordinary shares										$ 0.10
Shares converted | shares																5,757,698
Convertible conversion rate	0.0306806	0.0275281	0.0274723	0.0274083	0.0273142	0.0271571	0.0269419	0.0267879	0.0266617				0.0266617	0.026617
Conversion ratio, increase (decrease)	0.0031525
Initial conversion price (in USD per share) | $ / shares																			$ 37.507
Interest expense on borrowings																$ 5,200,000	4,100,000
Non-cash accretion																11,300,000	8,600,000
Accreted principal amount																9,800,000	8,100,000
Convertible Notes Due 2025 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 198,900,000									$ 0						$ 0	$ 202,355,000
Debt converted to equity	205,100,000
Unamortized deferred financing costs	2,100,000
Unamortized premium	4,200,000
Accrued coupon interest	$ 100,000
Convertible Notes Due 2025 | At Maturity
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate																			8.25%
Borrowings, accreted principal amount per $1,000 principal, percent																			125.30%
Convertible Notes Due 2025 | March 2021 Convertible Notes Offering
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued																			$ 76,100,000
Convertible Notes Due 2025 | June 2021 Convertible Notes Offering
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued															$ 42,400,000
Borrowings, issue price, percentage of par															102.25%
Notional amount issued															$ 43,300,000
Convertible Notes Due 2025 | Borrowings, Redemption, Period One
Disclosure of detailed information about borrowings [line items]
Threshold consecutive or non-consecutive trading days | tradingDay															20
Convertible Notes Due 2025 | Borrowings, Redemption, Period Two
Disclosure of detailed information about borrowings [line items]
Threshold consecutive trading days | tradingDay															30
Convertible Notes Due 2025 | Compounds semi-annual
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate																			5.5202%